Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital.	Share premium account	Translation differences	Other reserves	Accumulated losses	Total
Balance at beginning of period at Dec. 31, 2019	€ 287,282	€ 2,703,583	€ (1,142)	€ (4,842)	€ (109,223)	€ 2,875,658
Net loss					(165,643)	(165,643)
Other comprehensive income / loss (-)			396	(58)		338
Total comprehensive income / loss (-)	0	0	396	(58)	(165,643)	(165,305)
Share-based compensation					39,641	39,641
Exercise of subscription rights	3,180	20,089				23,269
Balance at end of period at Jun. 30, 2020	290,462	2,723,671	(746)	(4,900)	(235,224)	2,773,263
Balance at beginning of period at Dec. 31, 2020	291,312	2,727,840	(3,189)	(10,907)	(334,701)	2,670,355
Net loss					(54,968)	(54,968)
Other comprehensive income / loss (-)			795	139		934
Total comprehensive income / loss (-)	0	0	795	139	(54,968)	(54,034)
Share-based compensation					44,568	44,568
Exercise of subscription rights	599	1,984				2,583
Balance at end of period at Jun. 30, 2021	€ 291,912	€ 2,729,824	€ (2,394)	€ (10,768)	€ (345,101)	€ 2,663,473